Fee and Commission Income	6 Months Ended
Sep. 30, 2020
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Fee and Commission Income
13	FEE AND COMMISSION INCOME
Fee and commission income for the six months ended September 30, 2020 and 2019 consisted of the following:

	For the six months ended September 30,
	2020	2019
	(In millions)
Loans	¥55,601	¥62,815
Credit card business	146,308	150,857
Guarantees	32,459	33,669
Securities-related business	75,761	68,803
Deposits	7,314	6,796
Remittances and transfers	67,867	70,384
Safe deposits	2,106	2,191
Trust fees	2,243	2,119
Investment trusts	71,930	72,609
Agency	3,973	4,956
Others	76,826	87,676

Total fee and commission income	¥542,388	¥562,875

Fee and commission income can be mainly disaggregated into
credit
card
business
, securities-related business, investment trusts, remittances and transfers and loans by types of services. Fees obtained through credit card business principally arise in the Retail Business Unit. Fees obtained through securities-related business principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Fees and commissions obtained through investment trusts principally arise in the Retail Business Unit and Head office account and others, which include the investment advisory and investment trust management businesses. Remittance and transfer fees principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Loan transaction fees principally arise in the Wholesale Business Unit and the Global Business Unit.